Transaction Agreement (Details) - USD ($)			3 Months Ended	9 Months Ended
	Jul. 30, 2019	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Jun. 29, 2018
Transaction Agreement [Line Items]
Stock Issued During Period, Value, New Issues		$ 0	$ 25,000	$ 25,000
Share Price	$ 10.00				$ 10.00
Healthy Harmony Holdings, L.P. [Member]
Transaction Agreement [Line Items]
Business Combination, Consideration Transferred	$ 1,300,000,000
Stock Issued During Period, Value, New Issues	$ 144,756,494
Common Stock, Par or Stated Value Per Share	$ 0.0001
Share Price	$ 10.00